Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Operations for Oil and Gas Producing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net operation revenues:
Revenue	$ (84,638)	$ (77,884)	$ (72,426)
Depreciation, depletion and amortization	(11,912)	(13,166)	(13,834)
Oil And Natural Gas Liquids [member]
Net operation revenues:
Sales to third parties	2,330	1,422	1,480
Intersegment	50,052	40,762	32,195
Revenue	52,382	42,184	33,675
Production costs	(19,970)	(18,128)	(14,386)
Exploration expenses	(524)	(800)	(1,761)
Depreciation, depletion and amortization	(8,998)	(9,820)	(10,477)
Impairment of oil and gas properties	(1,391)	43	(3,272)
Other operating expenses	(3,153)	(2,982)	(1,756)
Income before income tax expenses	18,346	10,497	2,023
Income tax expenses	(6,236)	(3,571)	(777)
Results of operations (excluding corporate overhead and interest costs)	12,110	6,926	1,246
Oil And Natural Gas Liquids [member] | Equity Method Investee [member]
Net operation revenues:
Sales to third parties	375	443	381
Intersegment			31
Revenue	375	443	412
Production costs	(40)	(51)	(56)
Exploration expenses	(2)	1	(4)
Depreciation, depletion and amortization	(109)	(123)	(170)
Other operating expenses	(12)	(19)	(28)
Income before income tax expenses	212	251	154
Income tax expenses	(162)	(98)	(108)
Results of operations (excluding corporate overhead and interest costs)	50	153	46
Oil And Natural Gas Liquids [member] | Consolidated Entities [member]
Net operation revenues:
Sales to third parties	1,188	940	787
Intersegment			506
Revenue	1,188	940	1,293
Production costs	(229)	(234)	(447)
Exploration expenses	(8)	(114)	(158)
Depreciation, depletion and amortization	(282)	(354)	(426)
Impairment of oil and gas properties	(705)	(126)	(170)
Other operating expenses	(965)	(411)	(259)
Income before income tax expenses	(1,001)	(299)	(167)
Income tax expenses	340	101	(32)
Results of operations (excluding corporate overhead and interest costs)	(661)	(198)	(199)
Oil And Natural Gas Liquids [member] | Consolidated Entities [member] | Brazil member
Net operation revenues:
Sales to third parties	1,142	482	693
Intersegment	50,052	40,762	31,689
Revenue	51,194	41,244	32,382
Production costs	(19,741)	(17,894)	(13,939)
Exploration expenses	(516)	(686)	(1,603)
Depreciation, depletion and amortization	(8,716)	(9,466)	(10,051)
Impairment of oil and gas properties	(686)	169	(3,102)
Other operating expenses	(2,188)	(2,571)	(1,497)
Income before income tax expenses	19,347	10,796	2,190
Income tax expenses	(6,576)	3,672	(745)
Results of operations (excluding corporate overhead and interest costs)	12,771	7,124	1,445
Oil And Natural Gas Liquids [member] | Consolidated Entities [member] | South America [member]
Net operation revenues:
Sales to third parties	190	215	224
Intersegment			506
Revenue	190	215	730
Production costs	(77)	(71)	(315)
Exploration expenses	(7)	(37)	(35)
Depreciation, depletion and amortization	(40)	(44)	(99)
Impairment of oil and gas properties		(13)	(126)
Other operating expenses	(839)	(12)	(97)
Income before income tax expenses	(773)	38	58
Income tax expenses	263	(13)	(44)
Results of operations (excluding corporate overhead and interest costs)	(510)	25	14
Oil And Natural Gas Liquids [member] | Consolidated Entities [member] | North America [member]
Net operation revenues:
Sales to third parties	998	725	563
Revenue	998	725	563
Production costs	(152)	(163)	(132)
Exploration expenses	(1)	(77)	(122)
Depreciation, depletion and amortization	(221)	(302)	(327)
Impairment of oil and gas properties	(705)	(113)	(44)
Other operating expenses	(88)	(125)	(184)
Income before income tax expenses	(169)	(55)	(246)
Income tax expenses	57	18
Results of operations (excluding corporate overhead and interest costs)	(112)	(37)	(246)
Oil And Natural Gas Liquids [member] | Consolidated Entities [member] | Others [member]
Net operation revenues:
Exploration expenses			(1)
Depreciation, depletion and amortization	(21)	(8)
Other operating expenses	(38)	(274)	22
Income before income tax expenses	(59)	(282)	21
Income tax expenses	20	96	12
Results of operations (excluding corporate overhead and interest costs)	$ (39)	$ (186)	$ 33